INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of components of loss before provision for income taxes

The components of loss before provision for income taxes for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	December 31,
	2020	2019
Domestic	$(156,124)	$(59,408)
Foreign	—	—
Loss before income taxes	$(156,124)	$(59,408)

Schedule of components of the provision for income tax expense

The components of the provision for income tax expense for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	December 31,
	2020	2019
Current:
Federal	$—	$—
State	5	6
Total current	5	6
Deferred:
Federal	—	—
State	—	—
Total deferred	—	—
Total provision for income taxes	$5	$6

Schedule of effective tax rate of the Company's provision (benefit) for income taxes

	December 31,
	2020	2019
Statutory rate	21.00%	21.00%
State tax	3.19%	7.13%
Foreign income and withholding taxes	0.41%	0.08%
Stock-based compensation	(0.60)%	(0.51)%
Change in fair value of warrants	(11.36)%	0.53%
Other	—	(0.04)%
Non-deductible interest expense	(1.51)%	(2.63)%
Valuation allowance	(11.13)%	(25.56)%
Total	0.00%	0.00%

Schedule of significant components of the Company's deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$59,960	$50,821
Tax credits	761	761
Depreciable assets	635	189
Intangible assets	—	431
Accruals and allowances	575	1,317
Stock-based compensation	83	62
Deferred revenue	27,962	19,370
Other	3,035	2,004
Total gross deferred tax assets	93,011	74,955
Less: Valuation allowance	(91,315)	(73,930)
Net deferred tax assets	1,696	1,025
Deferred tax liabilities:
Amortization of asset retirement obligation	(1,696)	(1,025)
Total gross deferred tax liabilities	(1,696)	(1,025)
Net deferred taxes	$—	$—